THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

SUPPLEMENT TO THE PROSPECTUSES (MAY 1, 2017)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

VARIABLE LIFE

VARIABLE COMPLIFE®

VARIABLE JOINT LIFE

VARIABLE EXECUTIVE LIFE

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

CUSTOM VARIABLE UNIVERSAL LIFE

EXECUTIVE VARIABLE UNIVERSAL LIFE

SURVIVORSHIP VARIABLE UNIVERSAL LIFE

This Supplement amends certain information contained in the Prospectuses referenced above.

1.	On or about October 27, 2017, in the section titled, “The Funds – Northwestern Mutual Series Fund, Inc.”, the following table is amended to contain the following information for the Mid Cap Growth Stock Portfolio and the Large Cap Core Stock Portfolio:

Portfolio	Investment Objective	Sub-adviser (if applicable)
Mid Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Wellington Management Company LLP

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated August 21, 2017.